Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table presents certain information regarding compensation paid to our executive officers, and certain measures of financial performance, for the five years ended December 31, 2025. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K:

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(3)	Addus Total Shareholder Return(4)	Peer Group Shareholder Return(4)	Net Income ($ in thousands)(5)	Adjusted EBITDA ($ in thousands)(6)
Name	($)	($)	($)	($)	($)	($)
2025	12,190,449	11,976,183	3,295,259	3,109,004	91.67	105.84	95,910	179,984
2024	5,549,980	7,413,974	1,967,555	2,550,592	107.01	121.41	73,598	140,290
2023	4,169,841	3,946,859	1,521,762	1,393,237	79.28	128.77	62,516	121,020
2022	3,739,579	4,243,735	1,499,048	1,717,310	84.96	128.62	46,025	101,480
2021	3,444,664	1,715,387	1,845,240	1,260,316	79.86	127.58	45,126	97,661

(1)

The dollar amounts reported in the column reflect the amounts of total compensation reported for Mr. Allison (our principal executive officer, or “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Allison was our principal executive officer for the years ended 2025, 2024, 2023, 2022 and 2021.

(2)

The dollar amounts reported in the column reflect the average amounts of total compensation reported for our named executive officers other than the PEO (“non-PEO NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. In 2025, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Heather Dixon, Darby Anderson and Sean Gaffney. In 2024, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Darby Anderson and Sean Gaffney. In 2023, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Darby Anderson and Sean Gaffney. In 2022, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Monica Raines and Cliff Blessing. In 2021, our non-PEO NEOs were Brian Poff, W. Bradley Bickham, Roberton Stevenson and Darby Anderson.

(3)

Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to our PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

PEO Total Compensation Amount	$ 12,190,449	$ 5,549,980	$ 4,169,841	$ 3,739,579	$ 3,444,664
PEO Actually Paid Compensation Amount	$ 11,976,183	7,413,974	3,946,859	4,243,735	1,715,387
Adjustment To PEO Compensation, Footnote

	PEO($)	2025 Average of Non-PEO NEOs($)	PEO($)	2024 Average of Non-PEO NEOs($)	PEO($)	2023 Average of Non-PEO NEOs($)	PEO($)	2022 Average of Non-PEO NEOs($)	PEO($)	2021 Average of Non-PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	12,190,449	3,295,259	5,549,980	1,967,555	4,169,841	1,521,762	3,739,579	1,499,048	3,444,664	1,845,240
Less Fair Value of stock awards reported in Summary Compensation Table	9,767,870	2,061,788	3,080,009	899,509	1,874,985	524,990	1,924,993	507,696	1,650,059	941,938
Fair value of equity compensation granted in current year - value at year-end	10,506,071	2,117,108	4,333,099	1,265,471	1,664,522	466,061	2,719,261	757,666	1,271,923	750,084
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(521,199)	(120,731)	684,483	246,919	(151,093)	(69,962)	95,794	42,688	(833,209)	(282,215)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(431,268)	(120,844)	(73,579)	(29,844)	138,575	366	(385,905)	(74,395)	(517,933)	(110,856)
Compensation Actually Paid	11,976,183	3,109,004	7,413,974	2,550,592	3,946,859	1,393,237	4,243,735	1,717,310	1,715,387	1,260,316

(4)

Total shareholder return assumes that $100 was invested in our common stock and the peer group composite index on December 31, 2019 and reflects the value, as of December 31 of each covered year in the table above, of such investment. This shareholder return assumes reinvestment of all dividends. The peer group reflects the peer group composite index used in the Stock Performance Graph included in our Annual Report on Form 10-K, as amended.

(5)	Dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(6)

For the Company’s definition of adjusted EBITDA, refer to Item 7 of our Annual Report on Form 10-K, as amended, for the year ended December 31, 2025. The Company has determined that adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year. In 2025, as discussed above in “Compensation Discussion and Analysis,” the Company reflected the impact of New York accounts receivable settlements.

Non-PEO NEO Average Total Compensation Amount	$ 3,295,259	1,967,555	1,521,762	1,499,048	1,845,240
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,109,004	2,550,592	1,393,237	1,717,310	1,260,316
Compensation Actually Paid vs. Total Shareholder Return

Additional Information Regarding Executive Compensation

In the graphs below, we show the relationship between both the compensation actually paid to our PEO and the average compensation actually paid to our other named executive officers and our (i) total shareholder return, (ii) net income and (iii) company-selected metric, Adjusted EBITDA, as well as depicting the relationship between our own total shareholder return and our peer group total shareholder return.

Compensation Actually Paid and Total Share Return

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Addus Total Shareholder Return and Peer Group Total Shareholder Return
Tabular List, Table

Financial Performance Measures

As described in detail in “Compensation Discussion and Analysis,” our executive compensation program consists of several compensation elements, including equity compensation which is directly tied to the returns experienced by our shareholders. The financial performance measures used to link compensation actually paid to our named executive officers with the Company’s performance for 2025 are as follows:

•	Adjusted EBITDA
•	Total Shareholder Return

Total Shareholder Return Amount	$ 91.67	107.01	79.28	84.96	79.86
Peer Group Total Shareholder Return Amount	105.84	121.41	128.77	128.62	127.58
Net Income (Loss)	$ 95,910,000	$ 73,598,000	$ 62,516,000	$ 46,025,000	$ 45,126,000
Company Selected Measure Amount	179,984	140,290	121,020	101,480	97,661
PEO Name	Mr. Allison
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,767,870	$ 3,080,009	$ 1,874,985	$ 1,924,993	$ 1,650,059
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,506,071	4,333,099	1,664,522	2,719,261	1,271,923
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(521,199)	684,483	(151,093)	95,794	(833,209)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(431,268)	(73,579)	138,575	(385,905)	(517,933)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,061,788	899,509	524,990	507,696	941,938
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,117,108	1,265,471	466,061	757,666	750,084
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,731)	246,919	(69,962)	42,688	(282,215)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (120,844)	$ (29,844)	$ 366	$ (74,395)	$ (110,856)